EQUITY - Schedule of dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Amount of the dividend	$ 174,549	$ 0
Number of shares among which the dividend is distributed (in shares)	604,437,877,587	604,437,584,048
Dividend per share (usd per share)	$ 0.0003	$ 0.0000